Segmented Information	12 Months Ended
Dec. 31, 2024
Disclosure of entity's operating segments [Abstract]
Segmented Information

23	SEGMENTED INFORMATION
(a) Segment revenues and results
Operating results of operating segments are reviewed by the Company’s chief operating decision maker, being the Company’s Chief Executive Officer, to make decisions about resources to be allocated to the segments and to assess their performance. The Company considers its reportable operating segments to be its operating mines and significant development projects. As a result of the Argonaut transaction, the Company has recognized a new operating segment, the Magino mine. The Company operates in two principal geographical areas - Canada, and Mexico. The Young-Davidson, Island Gold and Magino mines operate in Canada, and the Mulatos mine operates in Sonora, Mexico. Significant information relating to the Company's reporting operating segments is as follows:

Year Ended December 31, 2024
	Young-Davidson	Island Gold	Magino[3]	Mulatos[1]	Corporate /other[2]	Total
Operating revenues	$415.3	$363.1	$81.2	$487.3	—	$1,346.9
Cost of sales
Mining and processing	178.4	87.7	55.8	197.0	—	518.9
Royalties	6.2	3.2	2.0	2.4	—	13.8
Amortization	77.3	41.3	16.1	83.7	—	218.4
	261.9	132.2	73.9	283.1	—	751.1
Expenses
Exploration	3.0	5.0	0.7	13.1	4.9	26.7
Corporate and administrative	—	—	—	—	32.6	32.6
Share-based compensation	—	—	—	—	31.7	31.7
Reversal of impairment	(57.1)	—	—	—	—	(57.1)
Earnings (loss) from operations	$207.5	$225.9	$6.6	$191.1	($69.2)	$561.9
Finance expense						(3.8)
Foreign exchange gain						8.0
Unrealized loss on commodity derivatives						(24.2)
Other loss						(39.7)
Earnings before income taxes						$502.2

Year Ended December 31, 2023
	Young-Davidson	Mulatos[1]	Island Gold	Corporate/other[2]	Total
Operating revenues	$355.3	$420.2	$247.8	—	$1,023.3
Cost of sales
Mining and processing	166.2	188.4	82.7	—	437.3
Royalties	5.3	2.2	2.7	—	10.2
Amortization	76.7	75.3	38.2	—	190.2
	248.2	265.9	123.6	—	637.7
Expenses
Exploration	2.9	9.9	3.7	1.7	18.2
Corporate and administrative	—	—	—	27.6	27.6
Share-based compensation	—	—	—	21.7	21.7
Earnings (loss) from operations	$104.2	$144.4	$120.5	($51.0)	$318.1
Finance expense					(2.5)
Foreign exchange gain					1.9
Unrealized loss on commodity derivatives					(0.9)
Other loss					(22.9)
Earnings before income taxes					$293.7
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances and exploration, development projects and mines in reclamation.
3. The results for Magino are for Alamos’ ownership period from July 12, 2024 to December 31, 2024.
(b) Segment assets and liabilities

	Total Assets		Total liabilities
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Young-Davidson	$1,758.6	$1,693.2	$459.8	$381.8
Island Gold	1,683.1	1,453.6	534.5	476.4
Magino	1,073.5	—	37.9	—
Mulatos [1]	540.9	631.5	160.4	172.7
Corporate/other [2]	280.0	222.9	559.3	46.8
Total assets and liabilities	$5,336.1	$4,001.2	$1,751.9	$1,077.7
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances, exploration and development projects and mines in reclamation